WHV/EAM Emerging Markets Small Cap Equity Fund
WHV/EAM Emerging Markets Small Cap Equity Fund
Investment Objective
The WHV/EAM Emerging Markets Small Cap Equity Fund (the "Fund") seeks to achieve long-term capital appreciation.
Expenses and Fees
This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees		WHV/EAM Emerging Markets Small Cap Equity Fund Class C
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	[1]	1.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		WHV/EAM Emerging Markets Small Cap Equity Fund Class C
Management Fees		1.30%
Distribution or Service (Rule 12b-1) Fees		1.00%
Other Expenses		41.15%
Total Annual Fund Operating Expenses	[1]	43.30%
Fee Waiver and/or Expenses Reimbursement	[1]	(40.90%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	2.55%
[1]	WHV Investments, Inc. ("WHV" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the total operating expenses, excluding taxes, "Acquired Fund fees and expenses," dividend and interest expense on short sales of securities, interest, extraordinary items and brokerage commissions do not exceed 2.55% (on an annual basis) with respect to Class C shares of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund's Class C shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 year	3 years
WHV/EAM Emerging Markets Small Cap Equity Fund | Class C | USD ($)	359	793

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover is only shown once the Fund has completed its first fiscal year of operations.

Summary of Principal Investment Strategies

The Fund primarily invests in a combination of equity securities of foreign (i.e., non-U.S.) companies with a suitable potential for earnings growth. The Fund invests in equity securities of non-U.S. companies domiciled in emerging markets, but may also invest in companies located in countries with developed markets.

The Fund invests, under normal market conditions, at least 80% of its assets (plus borrowings made for investment purposes), at the time of initial purchase, in common stocks of emerging market companies with small market capitalizations. The 80% policy in the preceding sentence may be changed by the Fund upon 60 days' prior notice to shareholders. Emerging market companies are companies that (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) are depositary receipts of issuers described in (i) and (iii) above, or (v) are exchange-traded funds that invest in an emerging country or countries.

"Emerging countries" include those currently considered to be an emerging or developing country by the World Bank, the International Finance Corporation, the United Nations, or the countries' authorities, and all countries represented in any widely-recognized index of emerging market securities. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries.

For purposes of the Fund's 80% policy, small capitalization companies are companies that have a market capitalization that is within the market capitalization range of companies included in the Russell Global Ex-US Small Cap Growth Index at the time of investment. As of May 29, 2014, approximately 97% of the Russell Global ex-US Small Cap Growth Index consisted of companies with a market capitalization of less than $3 billion.

The Fund's sub-adviser, EAM Global Investors, LLC ("EAM Global" or "Sub-Adviser") employs an objective, fundamentally-driven strategy to construct a diversified portfolio of small capitalization emerging market stocks. EAM Global employs a multi-step, "bottom-up" investment process focused on identifying stocks that it believes are accelerating their potential earnings growth due to positive, fundamental changes. EAM Global actively screens for companies exhibiting the characteristics it believes are associated with positive fundamental change by attempting to identify companies with the following key attributes:

•  Low but rising growth expectations;

•  Well positioned to exceed consensus expectations of growth; and

•  Have the opportunity to achieve higher future valuations (i.e. multiple expansion).

EAM Global then conducts a review of each investment candidate's company and industry fundamentals to assess whether or not there are new developments that are likely to translate into sustainable growth and whether or not the investment is timely. While there can be no assurance that it will do so, EAM Global believes that applying this process consistently, while maintaining a diversified portfolio of typically 100 to 150 securities with limited exposure to any single stock, will result in the strategy outperforming its benchmark over the long-term.

The Fund invests in securities of companies operating in a broad range of industries, and will not invest more than 25% of its assets in any single industry. It is anticipated that the Fund will invest in securities of foreign issuers but may invest in securities of U.S. issuers. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund's NAV, yield and total return. It is possible to lose money by investing in the Fund.

•  Emerging Market Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•  Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

•  Foreign Investing Risk: Foreign stocks may underperform U.S. stocks and may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

•  Growth Securities Risk: Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the Sub-Adviser anticipates.

•  Management Risk: As with any managed fund, the Sub-Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds. The Sub-Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•  Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•  Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors. The Fund may not have exposure to all economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•  Small Cap Stock Risk: The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

•  Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information
Because the Fund does not have a full calendar year of operations as of the date of this prospectus, performance information is not included in the Fund summary.